FINANCIAL CONTRACT LIABILITY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
FINANCIAL CONTRACT LIABILITY [Text Block]

NOTE 11 – FINANCIAL CONTRACT LIABILITY

On December 31, 2012, Dejour USA entered into a financial contract with a U.S. oil and gas drilling fund (“Drilling Fund”) to fund the drilling of up to three wells and the completion of up to four wells in the State of Colorado. The total amount contributed by the Drilling Fund was US$7,000,000.

The financial contract contains a provision whereby Dejour USA must purchase the Drilling Funds’ working interest in the four wells funded by the US$7,000,000 if the Drilling Fund fails to obtain a certain minimum return on investment by September 30, 2016. A subsequent amendment limited Dejour USA’s cash exposure to a potential “put” by the Drilling Fund to US$3,000,000, with the difference to be settled by an assignment of working interests in certain P&NG properties owned by Dejour USA. The Company is not a party to the financial contract.

On September 30, 2016, the Drilling Fund served notice to Dejour USA requiring Dejour USA to purchase the Drilling Funds’ working interest in the 4 wellbores in accordance with the contract. However, prior to serving such notice, the Drilling Fund executed certain assignments transferring ownership of its working interests in the 4 wellbores to another entity and the assignee mortgaged its interest therein. Dejour USA and its attorneys are reviewing the impact of the Drilling Fund’s actions on the validity of the financial contract between the parties.

As at December 31, 2017, Dejour USA has recorded a liability owing to the Drilling Fund of $6,752,000, as follows:

$
Balance at January 1, 2016 (US$5,207)	7,207
Accretion expense (US$222)	296
Foreign exchange gain	(214)
Adjustment to financial contract liability (US$47)	(63)
Balance at December 31, 2016 (US$5,382)	7,226
Foreign exchange gain	(474)
Balance at December 31, 2017 (US$5,382)	6,752

This amount, if any, is subject to a resolution of the financial contract between the parties. Dejour USA has received no formal communication from the Drilling Fund since the “put” notice date of September 30, 2016.